Common Shares	12 Months Ended
Dec. 31, 2022
Common Shares [Abstract]
Common shares [text block]	32 – Common Shares Common Shares Deutsche Bank’s share capital consists of common shares issued in registered form without par value. Under German law, each share represents an equal stake in the subscribed capital. Therefore, each share has a nominal value of € 2.56, derived by dividing the total amount of share capital by the number of shares. Number of shares Issued andfully paid Treasury shares Outstanding Common shares, January 1, 2021 2,066,773,131 (1,346,166) 2,065,426,965 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Shares purchased for treasury 0 (35,979,884) (35,979,884) Shares sold or distributed from treasury 0 36,647,102 36,647,102 Common shares, December 31, 2021 2,066,773,131 (678,948) 2,066,094,183 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Shares purchased for treasury 0 (55,830,172) (55,830,172) Shares sold or distributed from treasury 0 27,577,502 27,577,502 Common shares, December 31, 2022 2,066,773,131 (28,931,618) 2,037,841,513 There are no issued ordinary shares that have not been fully paid. The Group has bought back shares pursuant to share buyback authorizations by the Annual General Meetings. All such transactions were recorded in shareholders’ equity and no revenues and expenses were recorded in connection with these activities. Treasury stock held as of year-end will mainly be used for cancellation with the purpose of distributing capital to shareholders as well as for future share-based compensation. Authorized Capital The Management Board is authorized to increase the share capital by issuing new shares for cash consideration. As of December 31, 2022, Deutsche Bank AG had authorized but unissued capital of € 2,560,000,000 which may be issued in whole or in part until April 30, 2026. Further details are governed by Section 4 of the Articles of Association. Authorized capital Consideration Pre-emptive rights Expiration date € 512,000,000 Cash May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation Act and may be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights April 30, 2026 € 2,048,000,000 Cash May be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights. April 30, 2026 Conditional Capital The Management Board was authorized to issue once or more than once, participatory notes that are linked with conversion rights or option rights and/or convertible bonds and/or bonds with warrants. The participatory notes, convertible bonds or bonds with warrants could also be issued by affiliated companies of Deutsche Bank AG. For this purpose, share capital was increased conditionally upon exercise of these conversion and/or exchange rights or upon mandatory conversion. Conditional capital Purpose of conditional capital Expiration date € 512,000,000 May be used if holders of conversion or option rights that are linked with participatory notes or convertible bonds or bonds with warrants make use of their conversion or option rights or holders with conversion obligations of convertible participatory notes or convertible bonds fulfill their obligation to convert. April 30, 2022 € 51,200,000 May be used to fulfill options that are awarded on or before the expiration date and will only be used to the extent that holders of issued options make use of their right to receive shares and shares are not delivered out of treasury shares April 30, 2022 The authorizations expired unused on April 30, 2022. Other conditional capital does not exist. Dividends The following table presents the amount of dividends proposed or declared for the years ended December 31, 2022, 2021 and 2020, respectively. 2022(proposed) 2021 2020 Cash dividends declared (in € ) 611,352,454 413,000,000 0 Cash dividends declared per common share (in €) 0.30 0.20 0.00 No dividends have been declared since the balance sheet date.